Form N-CSR Cover	12 Months Ended
Feb. 28, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	VOLATILITY SHARES TRUST
Entity Central Index Key	0001884021
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025